Condensed Statements Of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ 1,052,059	$ 608,954	$ (296,467)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of convertible senior notes issuance costs and debt discount	3,180	5,470	10,174
Equity in (earnings) loss from subsidiaries	2,295	787	(3,570)
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	0	(4,831)	0
Others	(234)	22	(364)
Changes in operating assets/liabilities:
Due from subsidiaries	26,549	6,777	(6,379)
Due to subsidiaries	13,750	2,345	(23,885)
Net cash provided by (used in) operating activities	39,916	(286,968)	559,993
Cash flows from investing activities
Net cash used in investing activities	(57,602)	(816,044)	(929,118)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	21,765	167,329	18,029
Payment of expenses relating to issuance of ordinary shares and convertible senior notes and RMB-denominated US$-settled senior notes	0	(6,769)	(4,894)
Payment of repurchase of ordinary shares	0	(110,559)	0
Proceeds from issuance of RMB-denominated US$-settled senior notes	0	258,657	0
Proceeds from private placements of ordinary shares	0	25,790	0
Payment for repurchase of RMB-denominated US$-settled senior notes	0	(8,223)	0
Payment of convertible senior notes redemption	0	(364,765)	(7,719)
Net cash provided by (used in) financing activities	(128,586)	1,138,499	180,388
Effect of foreign currency exchange rate changes on cash and cash equivalents	483	6,458	6,103
Net increase (decrease) in cash and cash equivalents	(145,789)	41,945	(182,634)
Cash and cash equivalents at beginning of year	244,072	202,127	384,761
Cash and cash equivalents at end of year	98,283	244,072	202,127
Parent Company
Cash flows from operating activities
Net income (loss)	(1,124,955)	(655,459)	290,797
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of convertible senior notes issuance costs and debt discount	2,950	5,456	10,174
Equity in (earnings) loss from subsidiaries	1,087,595	609,848	(318,986)
Compensation revenue	0	(4,534)	0
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	0	(4,831)	0
Others	629	0	(193)
Changes in operating assets/liabilities:
Due from subsidiaries	(35,794)	(53,515)	97,008
Due from an affiliate	0	(25,775)	0
Due to subsidiaries	35,617	47,223	176,052
Other assets/liabilities	(1,246)	6,895	(10,162)
Net cash provided by (used in) operating activities	(35,204)	(74,692)	244,690
Cash flows from investing activities
Investment in subsidiaries	0	(377,015)	(262,253)
Net cash used in investing activities	0	(377,015)	(262,253)
Cash flows from financing activities
Proceeds from related party borrowings	0	447,286	20,173
Proceeds from bank borrowings	12,568	29,800	0
Payment of bank borrowings	(6,240)	0	0
Proceeds from issuance of ordinary shares	21,765	167,329	18,029
Payment of expenses relating to issuance of ordinary shares and convertible senior notes and RMB-denominated US$-settled senior notes	0	(5,749)	(4,894)
Payment of repurchase of ordinary shares	0	(110,559)	0
Proceeds from issuance of RMB-denominated US$-settled senior notes	0	258,657	0
Proceeds from private placements of ordinary shares	0	25,790	0
Payment for repurchase of RMB-denominated US$-settled senior notes	0	(8,223)	0
Payment of convertible senior notes redemption	0	(364,765)	(7,719)
Net cash provided by (used in) financing activities	28,093	439,566	25,589
Effect of foreign currency exchange rate changes on cash and cash equivalents	0	10,614	0
Net increase (decrease) in cash and cash equivalents	(7,111)	(1,527)	8,026
Cash and cash equivalents at beginning of year	7,129	8,656	630
Cash and cash equivalents at end of year	$ 18	$ 7,129	$ 8,656